Income tax expense	12 Months Ended
Jun. 30, 2025
Income tax expense
Income tax expense

11.    Income tax expense

Income taxes are comprised of current income taxes and deferred taxes and consists of the following:

(in € thousands)	2023	2024	2025
Total current tax income / (expense)	(3,210)	(411)	(3,253)
Thereof prior year adjustments	(476)	189	252
Thereof other current income tax effects for the period	(2,734)	(600)	(3,504)
Total deferred tax income / (expense)	(2,666)	2,226	(317)
Thereof effects from origination and reversal of temporary balance sheet differences	1,101	61	(338)
Thereof prior year adjustments	(31)	30	195
Thereof effects from (non-) recognition of deferred tax assets on tax losses and interest carried forward	(3,736)	2,135	(175)
Total income tax income (expense)	(5,876)	1,814	(3,570)

During fiscal year 2025, LuxExperience Group’s primary statutory tax rate for current income taxes was 27.74% (2024: 27.74% and 2023: 27.74%), consisting of the German corporate tax rate of 15%, a 5.5% solidarity surcharge on the German corporate tax rate, and in fiscal year 2025 a trade tax rate of 11.92%, being the statutory income tax rate of the German income tax group parent, LuxExperience B.V., located in Aschheim, Germany which changed due to the change in composition of the weighted average trade tax rate. The primary deferred tax rate for German entities in 2025 was 27.74% (2024: 27.74%). For non-German companies, the current and deferred taxes at period-end were calculated using a range of applicable income tax rates between 0% to 35% (2024: 8.25% to 31.0%).

The table below reconciles the expected income tax expense amount, based on LuxExperience Group’s expected tax rate (2025: 27.74%, 2024: 27.74%, 2023: 27.74%) to the actual income tax expense amounts for fiscal year 2023, fiscal year 2024 as well as fiscal year 2025.

	Year ended June 30,
(in € thousands)	2023	2024	2025
Income (loss) before tax	(11,142)	(26,725)	573,530
Tax (expense) income based on expected group tax rate	3,091	7,414	(159,097)
Tax effects of:
Non-recognition of interest expenses due to interest cap	—	—	—
Utilization of interest expense carried forward and recognition of related deferred tax assets	—	—	—
Non-deductible expenses (for local taxes)	(92)	(218)	(304)
Other non-deductible expenses & permanent differences	(8,693)	(5,993)	167,289
Tax free income	239	90	(238)
Tax rate difference between group and local tax rates and changes in tax rates	58	64	(2,174)
Prior year adjustments	(507)	53	447
(Non-) recognition on deferred tax assets on tax losses carried forward, utilization of tax losses and tax credits without recognition of deferred tax assets	42	6	(9,211)
Others	(14)	397	(282)
Income tax income (expense)	(5,876)	1,814	(3,570)
Effective total income tax rate (%)	52.7%	(6.8)%	(0.62)%

The material drivers leading to the difference between expected income tax expense and income tax expense are as follows:

Other non-deductible expenses in fiscal year 2025 mainly include the tax effect of expenses related to share-based payments under IFRS of €3,963 thousand (2024: €5,134 thousand, 2023: €8,328 thousand) which are not deductible for German income tax purposes.

The gain on bargain purchase from the YNAP Acquisition is considered in the income before tax. The tax related relief amount of €172,767 thousand is presented as a permanent difference.

On July 11, 2025, the German Bundesrat approved a reduction in the corporate income tax rate from 15% to 10% in five annual steps of 1% each, starting in the 2028 assessment period. This change affects the measurement of deferred tax assets and liabilities, as the tax rate to be used for this measurement is the rate expected to apply at the time of reversal of temporary differences or utilization of tax losses carried forward and interest carried forward. As this is an event that occurred after the reporting date, the effect of the valuation of deferred taxes at the lower tax rate is not recognized in the reported balance sheet as of end of fiscal year 2025. Taking this into account, a tax income in the range of hundreds of thousands of euros is expected in the coming fiscal year.

In 2025, the utilization of tax losses carried forward by LuxExperience B.V decreased the deferred tax assets by an amount of €343 thousand. At the end of fiscal year 2025 LuxExperience B.V has remaining losses carried forward for which deferred tax assets of €4,272 thousand were recognized. Management expects utilization of the tax losses carried forward and deductible temporary differences within a forecasting period of five years to be sufficiently probable. For temporary differences associated with investments in subsidiaries at the amount of €43,404 thousand (2024: €5,733 thousand, 2023: €5,370 thousand), no deferred taxes have been recognized as the respective parent is able to control the timing of the reversal of the temporary differences, and it is probable that the temporary difference will not reverse in the foreseeable future.